Securities - Summary Of Fair Value Of Securities By Contractual Maturities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
AFS securities
Due in one year or less, Amortized Cost	$ 1,512,000	$ 51,955,000
Due in one year or less, Fair value	1,494,000	51,932,000
Due after one year to five years, Amortized Cost	1,211,778,000	784,326,000
Due after one year to five years, Fair value	1,074,080,000	773,349,000
Due after five to ten years, Amortized Cost	1,643,641,000	2,023,620,000
Due after five to ten years, Fair value	1,430,761,000	1,994,423,000
Due after ten years, Amortized Cost	4,968,504,000	5,727,278,000
Due after ten years, Fair value	4,184,443,000	5,691,520,000
Amortized Cost	7,825,435,000	8,587,179,000
Fair Value	6,690,778,000	8,511,224,000
HTM securities
Due in one year or less, Amortized Cost	0
Due in one year or less, Fair value	0
Due after one year to five years, Amortized Cost	0
Due after one year to five years, Fair value	0
Due after five to ten years, Amortized Cost	200,154,000
Due after five to ten years, Fair value	176,883,000
Due after ten years, Amortized Cost	276,493,000
Due after ten years, Fair value	246,343,000
Amortized Cost	476,647,000
Fair Value	423,226,000	0
Total
Due in one year or less, Amortized Cost	1,512,000
Due in one year or less, Fair value	1,494,000
Due after one year to five years, Amortized Cost	1,211,778,000
Due after one year to five years, Fair value	1,074,080,000
Due after five to ten years, Amortized Cost	1,843,795,000
Due after five to ten years, Fair value	1,607,644,000
Due after ten years, Amortized Cost	5,244,997,000
Due after ten years, Fair value	4,430,786,000
Amortized Cost	8,302,082,000
Fair Value	7,114,004,000
Government-sponsored residential mortgage-backed securities
AFS securities
Due in one year or less, Amortized Cost	0	0
Due in one year or less, Fair value	0	0
Due after one year to five years, Amortized Cost	21,221,000	24,935,000
Due after one year to five years, Fair value	20,284,000	25,962,000
Due after five to ten years, Amortized Cost	727,908,000	899,169,000
Due after five to ten years, Fair value	648,132,000	892,029,000
Due after ten years, Amortized Cost	4,106,634,000	4,653,188,000
Due after ten years, Fair value	3,443,492,000	4,606,717,000
Amortized Cost	4,855,763,000	5,577,292,000
Fair Value	4,111,908,000	5,524,708,000
HTM securities
Due in one year or less, Amortized Cost	0
Due in one year or less, Fair value	0
Due after one year to five years, Amortized Cost	0
Due after one year to five years, Fair value	0
Due after five to ten years, Amortized Cost	0
Due after five to ten years, Fair value	0
Due after ten years, Amortized Cost	276,493,000
Due after ten years, Fair value	246,343,000
Amortized Cost	276,493,000
Fair Value	246,343,000
Government-sponsored commercial mortgage-backed securities
AFS securities
Due in one year or less, Amortized Cost	0	0
Due in one year or less, Fair value	0	0
Due after one year to five years, Amortized Cost	191,762,000	139,095,000
Due after one year to five years, Fair value	171,992,000	137,755,000
Due after five to ten years, Amortized Cost	649,659,000	387,177,000
Due after five to ten years, Fair value	556,641,000	378,414,000
Due after ten years, Amortized Cost	728,698,000	894,476,000
Due after ten years, Fair value	620,321,000	892,699,000
Amortized Cost	1,570,119,000	1,420,748,000
Fair Value	1,348,954,000	1,408,868,000
HTM securities
Due in one year or less, Amortized Cost	0
Due in one year or less, Fair value	0
Due after one year to five years, Amortized Cost	0
Due after one year to five years, Fair value	0
Due after five to ten years, Amortized Cost	200,154,000
Due after five to ten years, Fair value	176,883,000
Due after ten years, Amortized Cost	0
Due after ten years, Fair value	0
Amortized Cost	200,154,000
Fair Value	176,883,000
U.S. Agency bonds
AFS securities
Due in one year or less, Amortized Cost	0	5,508,000
Due in one year or less, Fair value	0	5,515,000
Due after one year to five years, Amortized Cost	877,371,000	531,821,000
Due after one year to five years, Fair value	767,464,000	520,935,000
Due after five to ten years, Amortized Cost	223,520,000	665,048,000
Due after five to ten years, Fair value	185,018,000	648,564,000
Due after ten years, Amortized Cost	0	0
Due after ten years, Fair value	0	0
Amortized Cost	1,100,891,000	1,202,377,000
Fair Value	952,482,000	1,175,014,000
U.S. Treasury securities
AFS securities
Due in one year or less, Amortized Cost	0	40,010,000
Due in one year or less, Fair value	0	40,001,000
Due after one year to five years, Amortized Cost	99,324,000	49,424,000
Due after one year to five years, Fair value	93,057,000	48,604,000
Due after five to ten years, Amortized Cost	0	0
Due after five to ten years, Fair value	0	0
Due after ten years, Amortized Cost	0	0
Due after ten years, Fair value	0	0
Amortized Cost	99,324,000	89,434,000
Fair Value	93,057,000	88,605,000
State and municipal bonds and obligations
AFS securities
Due in one year or less, Amortized Cost	213,000	6,137,000
Due in one year or less, Fair value	209,000	6,116,000
Due after one year to five years, Amortized Cost	22,100,000	33,692,000
Due after one year to five years, Fair value	21,283,000	34,704,000
Due after five to ten years, Amortized Cost	42,554,000	72,226,000
Due after five to ten years, Fair value	40,970,000	75,416,000
Due after ten years, Amortized Cost	133,172,000	151,855,000
Due after ten years, Fair value	120,630,000	164,093,000
Amortized Cost	198,039,000	263,910,000
Fair Value	183,092,000	280,329,000
Small Business Administration pooled securities
AFS securities
Due in one year or less, Amortized Cost		0
Due in one year or less, Fair value		0
Due after one year to five years, Amortized Cost		4,062,000
Due after one year to five years, Fair value		4,092,000
Due after five to ten years, Amortized Cost		0
Due after five to ten years, Fair value		0
Due after ten years, Amortized Cost		27,759,000
Due after ten years, Fair value		28,011,000
Amortized Cost		31,821,000
Fair Value		32,103,000
Other debt securities
AFS securities
Due in one year or less, Amortized Cost	1,299,000	300,000
Due in one year or less, Fair value	1,285,000	300,000
Due after one year to five years, Amortized Cost	0	1,297,000
Due after one year to five years, Fair value	0	1,297,000
Due after five to ten years, Amortized Cost	0	0
Due after five to ten years, Fair value	0	0
Due after ten years, Amortized Cost	0	0
Due after ten years, Fair value	0	0
Amortized Cost	1,299,000	1,597,000
Fair Value	$ 1,285,000	$ 1,597,000